UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Richard B. Nye
Address:  477 Madison Avenue, 16th Floor
          New York, NY  10022

13 File Number: 28-1709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Nye
Title:
Phone:
Signature, Place and Date of Signing:

    Richard B. Nye  October 29, 2003


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    60710

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CALIFORNIA FEDERAL B ANK FSB,  COMMON STOCK     17306J301        9    47793 SH       SOLE                  47793        0        0
D CAREMARK RX COMMON STOCK       COMMON STOCK     141705103    19426   859716 SH       SOLE                 859716        0        0
D CONSECO INC                    COMMON STOCK     208464883      232    12867 SH       SOLE                  12867        0        0
D COTT CORPORATION CAD  NPV COM  COMMON STOCK     22163N106     9364   400000 SH       SOLE                 400000        0        0
D DREYERS GRAND ICE CREAM        COMMON STOCK     261877104     3040    39100 SH       SOLE                  39100        0        0
D HSBC HOLDINGS PLC ADR          ADRS STOCKS      404280406     2587    39202 SH       SOLE                  39202        0        0
D IGEN INTL INC COM              COMMON STOCK     449536101    10727   186305 SH       SOLE                 186305        0        0
D IGEN INTL INC COM              OPTIONS - CALLS  4495360LK     2234    38800 SH  CALL SOLE                  38800        0        0
D IGEN INTL INC COM              OPTIONS - CALLS  449536ELJ     2487    43200 SH  CALL SOLE                  43200        0        0
D IGEN INTL INC COM              OPTIONS - PUTS   449536EXJ     5758   100000 SH  PUT  SOLE                 100000        0        0
D PFIZER INC COM                 COMMON STOCK     717081103     3561   117201 SH       SOLE                 117201        0        0
D USG CORP COM NEW               COMMON STOCK     903293405      918    53234 SH       SOLE                  53234        0        0
D USG CORP COM NEW               OPTIONS - CALLS  9032930JV      367    21300 SH  CALL SOLE                  21300        0        0
S REPORT SUMMARY                 13 DATA RECORDS               60710        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED